Goodwill - Summary of Changes in the Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Goodwill [Line Items]
Beginning Balance	¥ 118,724		¥ 26,231
Acquisitions			92,829
Impairment	(51,971)	$ (8,155)	(336)	¥ 0
Ending Balance	66,753	10,475	118,724	26,231
Meituan on-demand delivery
Goodwill [Line Items]
Beginning Balance	11,194		11,194
Ending Balance	11,194	1,757	11,194	11,194
Bike-sharing maintenance
Goodwill [Line Items]
Beginning Balance	4,882		5,218
Impairment			(336)
Ending Balance	4,882	766	4,882	5,218
Eleme On- demand delivery
Goodwill [Line Items]
Beginning Balance	9,819		9,819
Ending Balance	9,819	1,541	9,819	¥ 9,819
B&Bs solution
Goodwill [Line Items]
Beginning Balance	4,613
Acquisitions			4,613
Ending Balance	4,613	724	4,613
Housekeeping solution
Goodwill [Line Items]
Beginning Balance	88,216
Acquisitions			88,216
Impairment	(51,971)
Ending Balance	¥ 36,245	$ 5,687	¥ 88,216